Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies [Abstract]
Categories of the U.S. tobacco-related cases pending against RJR Tobacco

Case Type	RJR Tobacco’s Case Numbers as of December 31, 2011	Change in Number of Cases Since September 30, 2011 Increase/(Decrease)	Page Reference
Individual Smoking and Health	97	4	48
West Virginia IPIC (Number of Plaintiffs)*	1(577)	(– 11)	50
Engle Progeny (Number of Plaintiffs)**	6,561 (7,852)	– 32 (– 47)	51
Broin II	2,586	No Change	61
Class-Action	13	– 2	61
Health-Care Cost Recovery	3	No Change	67
State Settlement Agreements-Enforcement and Validity; Adjustments	32	– 1	74
Antitrust	1	No Change	79
Other Litigation and Developments	12	– 3	80

*	Includes as one case the 577 cases pending as a consolidated action In Re: Tobacco Litigation Individual Personal Injury Cases, sometimes referred to as West Virginia IPIC cases, described below. The West Virginia IPIC cases have been separated from the Individual Smoking and Health cases for reporting purposes.

**	The Engle Progeny cases have been separated from the Individual Smoking and Health cases for reporting purposes. The number of cases may decrease as the result of many of the multiple plaintiff federal court cases either being dismissed or consolidated.

Verdicts in the individual Engle Progeny cases that have been tried and remain pending

Plaintiff Case Name	RJR Tobacco Allocation of Fault	Compensatory Damages (as adjusted)*	Punitive Damages	Appeal Status
Martin	66%	$3,300,000	$25,000,000	USSC petition filed
Campbell	39%	3,040,000	—	USSC petition filed
Gray	60%	4,200,000	2,000,000	USSC petition filed
Hall	65%	3,250,000	12,500,000	USSC petition filed

Totals		$13,790,000	$39,500,000

*	Compensatory damages are adjusted to reflect the reduction required by the allocation of fault. Punitive damages are not adjusted and reflect the amount of the final judgment(s) signed by the trial court judge(s). The amounts listed above do not include attorneys’ fees or statutory interest that may apply to the judgments should they ever have to be paid.

Plaintiff Case Name	RJR Tobacco Allocation of Fault	Compensatory Damages (as adjusted)*	Punitive Damages	Appeal Status
Sherman	50%	$775,000	$—	Pending — Fourth DCA
Brown	50%	600,000	—	Notice to invoke discretionary jurisdiction of Florida Supreme Court pending
Douglas	5%	250,000	—	Pending — Second DCA
Cohen	33.3%	3,300,000	10,000,000	Pending — Fourth DCA
Clay	60%	2,100,000	17,000,000	Affirmed by First DCA per curiam; seeking further review
Townsend	51%	5,500,000	40,800,000	Pending — First DCA
Putney	30%	4,500,000	2,500,000	Pending — Fourth DCA
Grossman	25%	484,000	—	Pending — Fourth DCA
Buonomo	77.5%	4,060,000	15,700,000	Pending — Fourth DCA
Alexander	51%	1,275,000	2,500,000	Affirmed by First DCA per curiam; seeking further review
Piendle	27.5%	1,100,000	180,000	Pending — Fourth DCA
Koballa	30%	300,000	—	Pending — Fifth DCA***
Webb	90%	7,200,000	72,000,000	Pending — First DCA
Kirkland	10%	10,000	250,000	Pending — Second DCA
Huish	25%	188,000	1,500,000	Pending — First DCA
Mack	51%	510,000	—	Pending — First DCA
Andy Allen	45%	$2,700,000	$8,100,000	Pending — First DCA
Jewett	20%	219,000	—	Pending — First DCA
Reese	30%	1,100,000	—	Pending — Third DCA
Soffer	40%	2,000,000	—	Pending — First DCA
Ciccone	30%	1,000,000	50,000	Pending — Fourth DCA
Weingart	3%	4,500	—	Pending — Fourth DCA
Bowman	30%	450,000	—	Pending — First DCA
Sury	20%	200,000	—	Post-trial motions pending**
Hallgren	25%	500,000	750,000	Post-trial motions pending**
Ward	30%	300,000	1,700,000	Post-trial motion pending**

Totals		$40,625,500	$173,030,000

*	Compensatory damages are adjusted to reflect the reduction required by the allocation of fault. Punitive damages are not adjusted and reflect the amount of the final judgment(s) signed by the trial court judge(s). The amounts listed above do not include attorneys’ fees or statutory interest that may apply to the judgments should they ever have to be paid.

**	Should the pending post-trial motions be denied, RJR Tobacco will file a notice of appeal with the DCA in which the cases are pending.

***	The court in Koballa found RJR Tobacco not liable for the plaintiff’s injuries, but awarded damages. For a detailed description of the case, see “— Engle and Engle Progeny Cases” below.

Commitments and Contingencies related to settlements

Unadjusted Original Participating Manufacturers’ Settlement Payment Schedule

	2009	2010	2011	2012 and thereafter
First Four States’ Settlements: (1)
Mississippi Annual Payment	$136	$136	$136	$136
Florida Annual Payment	440	440	440	440
Texas Annual Payment	580	580	580	580
Minnesota Annual Payment	204	204	204	204
Remaining States’ Settlement:
Annual Payments (1)	8,004	8,004	8,004	8,004
Growers’ Trust (2)	295	295	—	—
Offset by federal tobacco buyout (2)	(295)	(295)	—	—

Total	$9,364	$9,364	$9,364	$9,364

RAI’s Operating Subsidiaries’ Settlement Expenses and Payment Schedule

Settlement expenses	$2,540	$2,496	$2,435		—
Settlement cash payments	$2,249	$2,519	$2,492		—
Projected settlement expenses				$	>2,400
Projected settlement cash payments				$	>2,400

(1)

Subject to adjustments for changes in sales volume, inflation and other factors. All payments are to be allocated among the companies on the basis of relative market share. For further information, see “— State Settlement Agreements-Enforcement and Validity; Adjustments” below.

(2)

The Growers’ Trust payments expired December 2010 and were offset by certain obligations resulting from the federal tobacco buyout legislation, not included in this table, signed in October 2004. See “— Tobacco Buyout Legislation and Related Litigation” below.

Disputed portion of MSA payment obligation

Year for which NPM Adjustment Calculated	2003	2004	2005	2006	2007	2008
Year in which deduction from NPM may be taken	2006	2007	2008	2009	2010	2011
RJR Tobacco’s approximate share of disputed NPM Adjustment (millions)	$615	$562	$445	$419	$447	$477

Noncancellable operating leases future minimum lease payments

Noncancellable Operating Leases
2012	$20
2013	18
2014	15
2015	9
2016	4

Total	$66